Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

5 — RELATED PARTY TRANSACTIONS

In January 2011, the Company entered into an exclusive, worldwide license agreement with The University of Virginia Patent Foundation d/b/a the University of Virginia Licensing and Ventures Group (the "UVA LVG") for rights to make, use or sell licensed products in the United States based upon patents and patent applications made and held by UVA LVG (the "UVA LVG License"). The Company is required to pay compensation to the UVA LVG, as described Note 7. A certain percentage of these payments by the Company to the UVA LVG may then be distributed to the Company's former Chairman of the Board who currently serves as the Company's Chief Medical Officer in his capacity as inventor of the patents by the UVA LVG in accordance with their policies at the time.

See Note 7 for related party vendor, consulting, and lease agreements.

8 — RELATED PARTY TRANSACTIONS

In January 2011, the Company entered into an exclusive, worldwide license agreement with The University of Virginia Patent Foundation d/b/a the University of Virginia Licensing and Ventures Group (the "UVA LVG") for rights to make, use or sell licensed products in the United States based upon patents and patent applications made and held by UVA LVG (the "UVA LVG License"). The Company is required to pay compensation to the UVA LVG, as described Note 11. A certain percentage of these payments by the Company to the UVA LVG may then be distributed to the Chairman of the Board in his capacity as inventor of the patents by the UVA LVG in accordance with their policies at the time.

On January 29, 2018, the Company entered a Medical Translations services agreement with Medico-Trans Company, LLC ("MTC"), a company under the control of the Chairman of the Board, whereby MTC agreed to perform $67,304 in medical translation services, to be paid on occurrence of a qualified financing of $2,000,000 or more; or, in the event that a qualified financing had not taken place by February 10, 2018, for installment payments of $22,000 on February 10, 2018, $22,000 on March 10, 2018, and the remaining balance on April 10, 2018, and to issue to MTC on consummation of a qualified financing a number of shares of common stock equal to $201,911 divided by the price per share of the qualified financing. The Company made $68,540 in payments to MTC, paying the entire balance and accrued interest thereon. Of these payments, $51,540 were in cash, and the remaining $17,000 payment was converted to the principal balance of a Secured Note (see Note 5). On consummation of the IPO, MTC was issued 40,463 shares of common stock, as required under the terms it the agreement.

On January 29, 2018, the CEO made a payment of $21,000 to Kilburn & Strode, a patent firm, on behalf of the Company for expenses relating to validation of Adial patents, and for which he submitted an expense report. On March 1, 2018 the expense report payable was converted to the principal balance of a Senior Note (see Note 5).

On February 22, 2018, the Company executed a Backstop Commitment Agreement ("BCA") with MVA 151 Investors, LLC ("MVA"), a company controlled by Company Director Kevin Schuyler, pursuant to which MVA agreed to guarantee the purchase of up to $242,000 ("the Backstop Amount") in the principal amount of Secured Notes then offered for subscription and unsubscribed on March 1, 2018 (the "Backstop Commitment"). In consideration of this backstop commitment, at such time as the Company completed the Next Financing, as defined, the Company agreed to issue MVA (i) warrants to purchase a number of shares of the Company's common stock equal to 150% of the Backstop Amount divided by the price per share of the Next Financing and (ii) a number of units of Company common stock equal to 50% of the Backstop Amount divided by the price per share of the Next Financing. The warrants are to have an exercise price equal to the price per share of the Next Financing and a term of five years. On March 1, MVA invested $92,000 in Secured Notes as a result of the BCA, this amount being the $242,000 backstop amount less $150,000 in additional subscriptions received between February 22, 2018 and March 1, 2018. This investment fully satisfied the Backstop Commitment and left MVA with no further associated obligation to invest. At the time of the IPO, the Company issued MVA 151 Investors 24,200 shares of common stock, 24,200 warrants to purchase a share of common stock at an exercise price of $6.25, and 72,600 warrants to purchase a unit (each unit consisting of a share of common stock and a warrant to purchase a share of common stock at an exercise price of $6.25) at an exercise price of $5.00 per unit. The total cost of the issuances made as a result of the backstop agreement was $385,181, included in the net loss recognized on the Senior Secured Notes (see Note 5).

On April 25, 2016, the Company entered into a Consulting Agreement with a consultant, who now serves as the Company's Chief Operating Officer and Chief Financial Officer, at a compensation rate of $2,000 per month, adjusted to $3,200 per month in December 31, 2017. This consultant was to be awarded 0.5% of a transaction, as defined by and under the terms of the Company's PBP, but was issued 44,636 shares of common stock on retirement of the plan in 2018 (see Note 11). For the years ended December 31, 2018, total fees charged by this consultant were $25,600. Effective July 25, 2018, this consultant was employed as COO/CFO under the terms of an employment agreement (see Note 11) that superseded the consulting agreement.

Related parties that participated in the July 31, 2018 initial public offering included: (i) William Stilley, the CEO, who purchased 80,000 units consisting of 80,000 shares of common stock and warrants to purchase 80,000 shares of common stock at an exercise price of $6.25 per share; (ii) Kevin Schuyler, Vice Chairman of the Board of Directors and Lead Independent Director, who purchased 90,000 units consisting of 90,000 shares of common stock and warrants to purchase 90,000 shares of common stock at an exercise price of $6.25 per; (iii) James Newman, a Director, who purchased 10,000 units, consisting of 10,000 shares of common stock and warrants to purchase 10,000 shares of common stock at an exercise price of $6.25 per share, personally and 10,000 units, consisting of 10,000 shares of common stock and warrants to purchase 10,000 shares of common stock at an exercise price of $6.25 per share though a Roth IRA for his benefit; (iv) Bankole Johnson, Chairman, who purchased 1,400 units consisting of 1,400 shares of common stock and warrants to purchase 1,400 shares of common stock at an exercise price of $6.25 per share; (v) Keller Enterprises LLC, an affiliate of Robertson Gilliland, a Director, which purchased 14,000 units consisting of 14,000 shares of common stock and warrants to purchase 14,000 shares of common stock at an exercise price of $6.25 per share; (vi) Bankole Johnson, Chairman, who purchased 1,400 units consisting of 1,400 shares of common stock and warrants to purchase 1,400 shares of common stock at an exercise price of $6.25 per share; (vii) Tony Goodman, a Director, who purchased 7,000 units consisting of 7,000 shares of common stock and warrants to purchase 1,400 shares of common stock at an exercise price of $6.25 per share.

See Notes 5,6,7, and 11 for related party debt transactions and Note 11 for related party vendor and consulting agreements.